Other Income	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Other Income	Note 8. Other Income

	2024	2023	2022

	US$	US$	US$
Grant and other income	137,193	276,869	108,322
Total other income	137,193	276,869	108,322